Income taxes - Summary of unrecognized tax losses (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
2025-2040 | Canada
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Gross amount of the tax losses	$ 512,102
2025-2039 | Canada
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Gross amount of the tax losses		$ 487,229
Capital losses with no expiry | Canada
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Gross amount of the tax losses	65,836	63,483
2021-2025 | Greece
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Gross amount of the tax losses	140,196
2020-2024 | Greece
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Gross amount of the tax losses		98,395
No Expiry | Brazil
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Gross amount of the tax losses	$ 2,421	$ 31,128